UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

       7855 Ivanhoe Ave., Ste 210, La Jolla, CA       92037

     (Address of principal executive offices)

                   (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 454-4837

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Mundoval Fund
		Schedule of Investments
	March 31, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
4,000	United Technologies Corporation	$448,840	2.06%

Auto Components
21,000	Bridgestone Corporation **	425,775	1.95%

Beverages
6,000	Diageo PLC **	693,480
12,000	LVMH Moët Hennessy Louis Vuitton **	527,520
		1,221,000	5.60%

Biological Products, (No Diagnostic Substances)
4,500	Gilead Sciences, Inc.	305,640	1.40%

Cable & Other Pay Television Services
16,000	Discovery Communications, Inc. Class A *	465,440
11,000	Viacom Inc. Class B	512,820
		978,260	4.49%

Crude Petroleum & Natural Gas
3,000	CNOOC Ltd. **	359,400	1.65%

Diversified Banking Institutions
70,000	Banco do Brasil S.A. **	753,900
25,000	BNP Paribas **	832,000
		1,585,900	7.27%

Electric Services
12,600	Enel Américas S.A. (Chile)	130,914	0.60%

Electric Utilities
40,000	Companhia Paranaense De Energia **	412,400	1.89%

Electronic Computers
8,000	Apple Inc.	1,149,280	5.27%

Fire, Marine & Casualty Insurance
11,000	American International Group, Inc.	686,730	3.15%

Food and Kindred Products
6,000	Nestlé S.A. **	461,400	2.12%

Malt Beverages
2,000	Anheuser-Busch InBev SA/NV **	219,520	1.01%

National Commercial Banks
30,000	Bank of America Corporation	707,700
15,000	Citigroup, Inc.	897,300
		1,605,000	7.36%

Oil Company - Integrated
70,000	Gazprom OAO **	314,650
7,000	LUKOIL Company **	371,420
45,000	Petroleo Brasileiro S.A. - Petrobras * **	436,050
		1,122,120	5.15%

Oil, Gas & Consumable Fuel
45,000	Inpex Corporation **	444,150	2.04%

Perfumes, Cosmetics & Other Toilet Preparations
5,000	The Estée Lauder Companies Inc. Class A	423,950	1.94%

Petroleum Refining
5,000	Valero Energy Corporation	331,450	1.52%

Pharmaceutical Preparations
2,000	Allergan plc (Ireland) *	477,840
12,000	Novo Nordisk A/S **	411,360
15,000	Roche Holding Ltd. **	480,450
14,000	Teva Pharmaceutical Industries Limited **	449,260
		1,818,910	8.34%

Radiotelephone Communications
40,000	Mobile TeleSystems PJSC **	441,200	2.02%

Security & Commodity Brokers, Dealers, Exchanges & Services
6,500	T. Rowe Price Group, Inc.	442,975	2.03%

Services - Business Services, NEC
11,000	MasterCard Incorporated Class A	1,237,170	5.67%

Services - Computer Programming, Data Processing, Etc.
700	Alphabet Inc. Class A *	593,460
701	Alphabet Inc. Class C *	581,522
4,000	Baidu, Inc. * **	690,080
		1,865,062	8.55%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
10,000	Unilever PLC **	493,400	2.26%

Telecommunications
30,000	MTN Group Limited **	269,700	1.24%

Television Broadcasting Stations
20,000	Grupo Televisa, S.A.B. **	518,800	2.38%

Total for Common Stocks (Cost - $13,736,854)		$19,398,946	88.96%

Money Market Funds
2,470,166	First American Treasury Obligation Fund Cl Y 0.34% ***	2,470,166	11.33%
	(Cost - $2,470,166)

	Total Investments	21,869,112	100.29%
	(Cost - $16,207,020)

	Liabilities in Excess of Other Assets	(63,793)	-0.29%

	Net Assets	$21,805,319	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** The yield shown represents the 7-day yield at March 31, 2017.

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUNDS

March 31, 2017

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at March 31, 2017 was $16,207,020.

At March 31, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation/(Depreciation)

      $6,124,684                   ($462,592)                                 $5,662,092

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and California tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period ended March 31, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,398,946	$0	$0	$19,398,946
Money Market Funds	2,470,166	$0	$0	2,470,166
Total	$21,869,112	$0	$0	$21,869,112

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the three month period ended March 31, 2017. There were no transfers into or out the levels during the three month period ended March 31, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the three month period ended March 31, 2017.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date:                5/15/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date:                5/15/17

By: /s/Arthur Q. Johnson

       Arthur Q. Johnson

       Chief Financial Officer

Date:                5/15/17